Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares SGD ($) shares	Ordinary Shares USD ($) shares	Additional Paid in Capital SGD ($)	Additional Paid in Capital USD ($)	Retained earnings SGD ($)	Retained earnings USD ($)	Accumulated other comprehensive loss SGD ($)	Accumulated other comprehensive loss USD ($)	SGD ($)	USD ($)
Balance (in Dollars)	$ 1,707		$ 3,377,293		$ 11,206,313				$ 14,585,313
Balance (in Shares) | shares	12,500,000	12,500,000
Balance at Mar. 31, 2024	$ 1,707		3,377,293		11,206,313				14,585,313
Balance (in Shares) at Mar. 31, 2024 | shares	12,500,000	12,500,000
Issuance of ordinary shares	$ 271		8,005,307						8,005,578
Issuance of ordinary shares (in Shares) | shares	2,000,000	2,000,000
Net income					1,117,007				1,117,007
Foreign currency translation adjustment							(388,769)		(388,769)
Balance at Sep. 30, 2024	$ 1,978		11,382,600		12,323,320		(388,769)		23,319,129
Balance (in Shares) at Sep. 30, 2024 | shares	14,500,000	14,500,000
Balance (in Dollars)	$ 1,978		11,382,600		12,323,320		(388,769)		23,319,129
Balance (in Shares) | shares	14,500,000	14,500,000
Balance (in Dollars)	$ 1,978		11,382,600		13,444,178		(61,042)		24,767,714
Balance (in Shares) | shares	14,500,000	14,500,000
Balance at Mar. 31, 2025	$ 1,978		11,382,600		13,444,178		(61,042)		24,767,714
Balance (in Shares) at Mar. 31, 2025 | shares	14,500,000	14,500,000
Net income					2,634,303				2,634,303	$ 2,042,095
Foreign currency translation adjustment							(310,680)		(310,680)
Balance at Sep. 30, 2025	$ 1,978	$ 1,533	11,382,600	$ 8,823,721	16,078,481	$ 12,463,939	(371,722)	$ (288,157)	27,091,337	21,001,036
Balance (in Shares) at Sep. 30, 2025 | shares	14,500,000	14,500,000
Balance (in Dollars)	$ 1,978	$ 1,533	$ 11,382,600	$ 8,823,721	$ 16,078,481	$ 12,463,939	$ (371,722)	$ (288,157)	$ 27,091,337	$ 21,001,036
Balance (in Shares) | shares	14,500,000	14,500,000